Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

Related parties consist of the following individuals and corporations:

●	Braeden Lichti, Non-executive Chairman

●	Jordan Plews, Former Director (resigned December 23, 2024) and CEO of Skincare and BioSciences (resigned January 16, 2025)

●	Graydon Bensler, CFO, CEO and Director

●	Tim Sayed, Former Chief Medical Officer and Former Director (resigned August 1, 2024)

●	Brenda Buechler, Former Chief Marketing Officer (termination effective June 20, 2024)

●	Christoph Kraneiss, Former Chief Commercial Officer (termination effective June 20, 2024)

●	Jeffrey Parry, Director (appointed June 1, 2023)

●	Juliana Daley, Director (appointed June 1, 2023)

●	Crystal Muilenburg, Former Director (appointed June 1, 2023, resigned February 29, 2024)

●	George Kovalyov, Director (appointed March 1, 2024)

●	GB Capital Ltd., controlled by Graydon Bensler

●	JP Bio Consulting LLC, controlled by Jordan Plews

●	BWL Investments Ltd., controlled by Braeden Lichti

●	Northstrive Companies Inc., controlled by Braeden Lichti

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors, corporate officers, and individuals with more than 10% control.

Remuneration attributed to key management personnel are summarized as follows:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Consulting fees	$147,700	80,000	595,400	160,833
Director fees	83,290	-	83,290	-
Salaries	-	170,641	26,228	377,656
Share-based compensation	15,842	(54,859)	36,616	(32,583)
	$246,832	195,782	741,534	505,906

During the six months ended June 30, 2025:

●	The Company incurred consulting fees of $281,000 (June 30, 2024 - $100,833) to GB Capital Ltd, a company controlled by Graydon Bensler, CEO, CFO and Director.

●	The Company incurred consulting fees of $314,400 (June 30, 2024 - $60,000) to Northstrive Companies Inc., a company controlled by the Company’s Chairman and former President.

●	The Company incurred director’s fees of $27,750 (June 30, 2024 – $nil) to George Kovalyov, a director of the Company.

●	The Company incurred director’s fees of $27,790 (June 30, 2024 – $nil) to Juliana Daley, a director of the Company.

●	The Company incurred director’s fees of $27,750 (June 30, 2024 – $nil) to Mystic Marine Advisors, LLC, a company owned and controlled by Jeffrey Parry, a director of the Company.

Jordan Plews, Former Director and former CEO of Skincare and BioSciences, earned a salary of $26,228 and $122,032, respectively, during the six months ended June 30, 2025, and 2024.

Brenda Buechler, Former Chief Marketing Officer, earned a salary of $nil and $132,807, respectively, during the six months ended June 30, 2025, and 2024.

Christoph Kraneiss, Former Chief Commercial Officer, earned a salary of $nil and $122,818, respectively during the six months ended June 30, 2025, and 2024.

During the six months ended June 30, 2025, and 2024, the company issued the following stock options to related parties:

On March 1, 2024, the Company granted 57 stock options to directors of the company with a contractual life of 10 years and exercise price of $7,000 per share of common stock. These stock options were valued at $45,986 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Details of the fair value, as calculated on the grant date, to each related party in the current and prior periods, and the related expense recorded for the six months ended June 30, 2025 and 2024 is as follow:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024	Grant date fair value
Braeden Lichti, Non-executive Chairman	$11	$(5,355)	$50,995
Graydon Bensler, CEO, CFO and Director	11	1,502	50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences[2]	11	1,502	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	-	1,502	50,995
Jeffrey Parry, Director	6,428	13,349	107,669
Crystal Muilenburg, Former Director[1]	-	(41,668)	210,245
Julie Daley, Director	19,592	53,643	210,245
George Kovalyov, Director	10,563	10,308	52,845
Brenda Buechler, Former Chief Marketing Officer[1]	-	(36,918)	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	-	(30,448)	121,243
	$36,616	$(32,583)	$1,049,898

[1]	379 options of related parties were forfeited and or cancelled during the year ended December 31, 2024

[2]	143 options of Jordan Plews were cancelled during the three months ended June 30, 2025

As of June 30, 2025, and December 31, 2024, the Company had $53,355 and $227,749, respectively, due to companies controlled by Braeden Lichti, of which $53,355 and $227,749, respectively, is unsecured, non-interest bearing, and are due on demand.

As of June 30, 2025, the Company had $127 (December 31, 2024 - $179,655) in consulting fees due to Graydon Bensler, CEO, CFO and Director, and $Nil and $1,252 (December 31, 2024 - $11,813 and $Nil) due to Jordan Plews, Former Director and Former CEO of Skincare and BioSciences, and Jeffrey Parry, Director, respectively, for expenses incurred on behalf of the Company. These amounts are unsecured, non-interest bearing and are due on demand.

13.	Related Party Transactions

Related parties consist of the following individuals and corporations:

●	Braeden Lichti, Non-executive Chairman

●	Jordan Plews, Former Director (resigned December 23, 2024) and CEO of Skincare and BioSciences (resigned January 16, 2025)

●	Graydon Bensler, CFO, CEO and Director

●	Tim Sayed, Former Chief Medical Officer and Former Director (resigned August 1, 2024)

●	Brenda Buechler, Former Chief Marketing Officer (effective June 20, 2024)

●	Christoph Kraneiss, Former Chief Commercial Officer (effective June 20, 2024)

●	Jeffrey Parry, Director (appointed June 1, 2023)

●	Julie Daley, Director (appointed June 1, 2023)

●	Crystal Muilenburg, Former Director (appointed June 1, 2023, resigned February 29, 2024)

●	George Kovalyov, Director (appointed March 1, 2024)

●	GB Capital Ltd., controlled by Graydon Bensler

●	JP Bio Consulting LLC, controlled by Jordan Plews

●	BWL Investments Ltd., controlled by Braeden Lichti

●	Northstrive Companies Inc., controlled by Braeden Lichti

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors, corporate officers, and individuals with more than 10% control.

Remuneration attributed to key management personnel are summarized as follows:

	December 31, 2024	December 31, 2023
Consulting fees	$757,233	$230,000
Salaries	539,174	633,957
Director fees	165,000	-
Share-based compensation	23,861	357,349
	$1,485,268	$1,221,306

During the year ended December 31, 2024, the Company incurred consulting fees of $391,333 (December 31, 2023 - $110,000) to GB Capital Ltd., a company controlled by Graydon Bensler, CEO, CFO and Director. In addition, the Company incurred consulting fees of $365,900 (December 31, 2023 - $120,000) to Northstrive Companies Inc., a company controlled by the Company’s Chairman and former President.

Jordan Plews, Former Director and former CEO of Skincare and BioSciences, earned a Salary of $283,549 and $223,646 respectively during the year ended December 31, 2024 and 2023.

Brenda Buechler, Former Chief Marketing Officer, earned a Salary of $132,807 and $212,913, respectively during the year ended December 31, 2024 and 2023.

Christoph Kraneiss, Former Chief Commercial Officer, earned a Salary of $122,818 and $197,398, respectively during the year ended December, 2024 and 2023.

During 2024, the Company paid director fees of $55,000 to each of non-executive directors for a total of $165,000.

During the year ended December 31, 2024, and 2023, the Company issued the following stock options to related parties:

On June 1, 2023, the Company granted 114 stock options to directors of the company (57 stock options each) with a contractual life of ten years and exercise price of $7,000 per share of common stock. These stock options were valued at $420,521 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On June 1, 2023, the Company cancelled and re-issued 57 stock options to a director of the company with a contractual life of ten years and exercise price of $7,000 per share of common stock. The cancelled and re-issued options had the same exercise price of $7,000 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance did not impact on the Company’s consolidated financial statements.

On March 1, 2024, the Company granted 57 stock options to a director of the company with a contractual life of 10 years and exercise price of $1,400 per share of common stock. These stock options were valued at $45,986 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Details of the fair value of the options granted to each individual and the related expense recorded for the years ended December 31, 2024 and 2023 are as follow:

	December 31, 2024	December 31, 2023	Fair value of stock options granted
Braeden Lichti, Non-executive Chairman	$2,069	$6,563	$50,995
Graydon Bensler, CEO, CFO and Director	2,069	6,563	50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences	2,069	6,563	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	(4,291)	6,563	50,995
Jeffrey Parry, Director	22,923	29,855	107,669
Julie Daley, Director	82,070	98,613	210,245
Crystal Muilenburg, Former Director[1]	(41,668)	82,252	210,245
George Kovalyov, Director	25,987	-	121,243
Brenda Buechler, Former Chief Marketing Officer[1]	(36,918)	62,705	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	(30,449)	57,672	121,243
	$23,861	$357,349	$1,118,296

[1]	379 options of related parties were forfeited in during the year ended December 31, 2024.

As of December 31, 2024 and 2023, the Company had $227,749 and $37,598, respectively due to companies controlled by Braeden Lichti, these amounts are unsecured, non-interest bearing and are due on demand. Additionally, the Company drew $200,000 on a line of credit provided by a company controlled by Braeden Lichti during the year ended December 31, 2024. The line of credit incurs interest at a rate of 20% per annum on the outstanding principal. Prior to December 31, 2024, the Company repaid the $200,000 principal in full in addition to $40,000 in interest which was due in full upon early repayment of the line of credit.

As of December 31, 2024, the Company had $179,655 (December 31, 2023 - $34,378) due to Graydon Bensler, CEO, CFO and Director, $11,813 and $nil (December 31, 2023 - $4,272 and $879) due to Jordan Plews, Director and CEO of Skincare and BioSciences, and Christopher Kraneiss, Former Chief Commercial Officer. These amounts are unsecured, non-interest bearing and are due on demand.